UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5586
Oppenheimer California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2010

Item 1. Reports to Stockholders.
MANAGEMENT COMMENTARIES
     An Interview with Your Fund’s Portfolio Managers
SEMIANNUAL REPORT
     Listing of Top Holdings
     Listing of Investments
     Financial Statements
OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families.
Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Special Tax	26.1%
Tobacco—Master Settlement Agreement	24.9
Hospital/Health Care	5.0
Tax Increment Financing (TIF)	4.8
Single Family Housing	3.8
Marine/Aviation Facilities	3.4
General Obligation	2.9
Special Assessment	2.9
Municipal Leases	2.6
Higher Education	2.6
Portfolio holdings are subject to change. Percentages are as of January 31, 2010, and are based on total assets.

Credit Allocation
AAA	6.5%
AA	19.5
A	8.3
BBB	43.8
BB or lower	21.9
Credit allocations are subject to change. Percentages are based on the total market value of investments as of January 31, 2010. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the Manager that, in the Manager’s judgment, are similar to those of nationally recognized statistical rating organizations; they represented 37.35% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.8000.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/3/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2009	January 31, 2010	January 31, 2010

Actual
Class A	$1,000.00	$1,216.50	$7.62
Class B	1,000.00	1,212.90	12.45
Class C	1,000.00	1,212.50	11.94
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.35	6.94
Class B	1,000.00	1,014.01	11.33
Class C	1,000.00	1,014.47	10.87
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.36%
Class B	2.22
Class C	2.13
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—120.6%
California—113.5%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	4.900%	09/01/2014	$89,446
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.250	09/01/2026	1,866,856
7,310,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.350	09/01/2036	4,574,671
2,075,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.400	09/01/2036	1,308,889
55,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	54,004
5,000,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	4,908,800
3,025,000	Agua Mansa, CA Industrial Growth Assoc. Special Tax[1]	6.500	09/01/2033	2,828,224
1,640,000	Alhambra, CA (Atherton Baptist Homes)	7.500	01/01/2030	1,644,366
1,000,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	1,003,150
25,000	Alvord, CA Unified School District Community Facilities District[1]	5.875	09/01/2034	24,442
100,000	Alvord, CA Unified School District Community Facilities District Special Tax[1]	4.500	09/01/2017	89,771
1,580,000	Alvord, CA Unified School District Community Facilities District Special Tax[1]	5.000	09/01/2036	1,143,683
1,295,000	Alvord, CA Unified School District Community Facilities District Special Tax[1]	5.000	09/01/2036	943,977
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2034	3,081,983
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2039	7,191,293
3,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	3,417,750
500,000	Arvin, CA Community Redevel. Agency[1]	5.000	09/01/2025	401,115
2,435,000	Arvin, CA Community Redevel. Agency[1]	5.125	09/01/2035	1,770,123
600,000	Arvin, CA Community Redevel. Agency Tax Allocation[1]	6.500	09/01/2038	529,698
985,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2021	782,789
2,710,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2027	1,953,341
9,710,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2037	6,250,813
1,000,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.000	09/02/2027	711,890
850,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.125	09/02/2026	707,387
465,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.350	09/02/2022	374,251
2,260,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.400	09/02/2025	1,751,907
F1 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,630,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.375%	09/02/2028	$1,587,327
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[3]	5.500	04/01/2043	10,461,100
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.625	04/01/2044	10,628,500
3,700,000	Beaumont, CA Financing Authority, Series A1	5.350	09/01/2036	2,788,135
1,050,000	Beaumont, CA Financing Authority, Series A1	6.875	09/01/2036	983,892
5,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	5,000
685,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2027	543,486
3,170,000	Beaumont, CA Financing Authority, Series B1	5.050	09/01/2037	2,298,694
3,000,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	2,765,250
1,525,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	1,287,710
450,000	Beaumont, CA Financing Authority, Series B1	8.625	09/01/2034	464,256
225,000	Beaumont, CA Financing Authority, Series B1	8.875	09/01/2034	235,451
2,340,000	Beaumont, CA Financing Authority, Series C1	5.500	09/01/2035	1,815,021
2,000,000	Beaumont, CA Financing Authority, Series D1	5.800	09/01/2035	1,785,420
5,245,000	Beaumont, CA Financing Authority, Series E1	6.250	09/01/2038	4,504,091
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)[1]	5.300	09/01/2035	379,435
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.650	05/01/2029	25,953
7,430,000	Brentwood, CA Infrastructure Financing Authority[1]	5.200	09/02/2036	5,519,970
25,000	Buena Park, CA Special Tax (Park Mall)[1]	6.100	09/01/2028	22,511
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)[1]	7.000	10/01/2020	59,988
2,025,000	CA ABAG Finance Authority for NonProfit Corporations (Channing House)[1]	5.500	02/15/2029	1,744,193
65,000	CA ABAG Finance Authority for NonProfit Corporations (Redding Assisted Living Corp.)[1]	5.250	11/15/2031	49,667
4,000,000	CA ABAG Finance Authority for Nonprofit Corporations (The Jackson Lab)[1]	5.750	07/01/2037	3,913,400
460,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	5.750	10/01/2017	456,306
240,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	6.200	10/01/2027	229,802
10,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)[1]	5.950	01/01/2024	10,002
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350	10/01/2029	24,908
4,300,000	CA ABAG Finance Authority for NonProfit Corporations COP (Redwood Senior Homes & Services)[1]	6.125	11/15/2032	4,118,970
F2 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$8,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[1]	6.000%		09/01/2037	$7,946,160
75,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.000		01/01/2023	57,393
20,000	CA Bay Area Government Association[1]	4.125		09/01/2019	18,720
10,530,000	CA County Tobacco Securitization Agency[1]	5.000		06/01/2047	6,930,425
39,700,000	CA County Tobacco Securitization Agency	5.750	[4]	06/01/2057	546,669
16,700,000	CA County Tobacco Securitization Agency	5.820	[4]	06/01/2033	2,069,464
43,500,000	CA County Tobacco Securitization Agency	5.890	[4]	06/01/2046	1,863,540
45,600,000	CA County Tobacco Securitization Agency	6.125	[4]	06/01/2057	472,416
20,000,000	CA County Tobacco Securitization Agency	6.300	[4]	06/01/2055	251,400
82,110,000	CA County Tobacco Securitization Agency	6.424	[4]	06/01/2046	3,517,592
51,500,000	CA County Tobacco Securitization Agency	6.700	[4]	06/01/2057	453,715
55,250,000	CA County Tobacco Securitization Agency	6.901	[4]	06/01/2057	486,753
71,700,000	CA County Tobacco Securitization Agency	7.000	[4]	06/01/2055	901,269
347,900,000	CA County Tobacco Securitization Agency	7.550	[4]	06/01/2055	3,743,404
173,750,000	CA County Tobacco Securitization Agency	7.553	[4]	06/01/2055	1,869,550
409,500,000	CA County Tobacco Securitization Agency	8.251	[4]	06/01/2055	4,406,220
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[5]	06/01/2036	3,613,500
28,225,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[5]	06/01/2041	19,883,384
28,270,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[5]	06/01/2046	19,848,367
19,815,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	14,852,730
3,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	2,792,148
5,815,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2045	4,020,200
6,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2046	4,138,380
4,375,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	4,001,463
6,230,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	6,226,075
9,125,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	7,400,375
1,250,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	994,725
10,545,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	8,699,730
3,825,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	3,187,143
50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2043	41,303
86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375	[4]	06/01/2046	3,242,242
65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600	[4]	06/01/2046	1,971,368
9,975,000	CA Dept. of Veterans Affairs Home Purchase[2]	5.000		12/01/2027	9,125,353
10,000	CA Dept. of Water Resources (Center Valley)[1]	5.400		07/01/2012	10,039
300,000	CA Educational Facilities Authority (California College of Arts and Crafts)[1]	5.750		06/01/2025	283,050
10,000	CA GO1	5.000		10/01/2023	10,001
5,000	CA GO1	5.125		02/01/2027	4,952
F3 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$20,000	CA GO1	5.125%		03/01/2031	$18,761
5,000	CA GO1	5.125		06/01/2031	4,688
35,000	CA GO1	5.250		06/01/2021	35,112
5,000	CA GO1	5.500		10/01/2022	5,008
200,000	CA GO1	6.250		10/01/2019	200,778
60,000	CA GO1	6.250		10/01/2019	60,233
10,000,000	CA GO1	6.500		04/01/2033	10,711,800
88,410,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[5]	06/01/2037	55,047,602
106,220,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	73,369,341
4,380,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	3,344,787
205,940,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.902	[4]	06/01/2047	7,805,126
455,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)[1]	7.000		09/01/2021	427,846
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[2]	5.500		10/01/2039	14,865,067
14,000,000	CA Health Facilities Financing Authority (Scripps Health)[3]	5.000		11/15/2036	13,596,520
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	5,168,700
80,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.350		08/15/2028	80,256
10,000,000	CA HFA (Home Mtg.)[2]	5.050		02/01/2029	9,111,000
12,600,000	CA HFA (Home Mtg.)[2]	5.500		02/01/2042	12,672,765
10,000,000	CA HFA (Home Mtg.)[2]	5.600		08/01/2038	9,379,450
22,580,000	CA HFA (Home Mtg.)[2]	5.950		08/01/2025	23,334,431
25,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	24,583
275,000	CA HFA (Multifamily Hsg.)[6]	5.950		08/01/2028	275,066
2,700,000	CA HFA (Multifamily Hsg.)[6]	6.050		08/01/2027	2,724,948
400,000	CA HFA (Multifamily Hsg.), Series A6	5.900		02/01/2028	400,084
95,000	CA HFA (Multifamily Hsg.), Series B1	5.500		08/01/2039	87,729
25,000	CA HFA, Series A6	5.600		08/01/2011	25,040
2,000,000	CA HFA, Series B1	5.000		02/01/2028	1,818,500
150,000	CA HFA, Series B-1[6]	5.600		08/01/2017	150,030
6,890,000	CA HFA, Series C1	5.750		08/01/2030	7,004,856
5,000,000	CA HFA, Series E1	5.000		02/01/2024	4,592,950
15,505,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[2]	5.800		08/01/2043	15,816,489
F4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$80,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[1]	5.800%		08/01/2043	$81,301
1,000,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[1]	6.000		02/01/2049	1,024,070
40,000	CA Independent Cities Lease Finance Authority (Caritas Affordable Hsg.)[1]	5.375		08/15/2040	32,879
6,430,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)[6]	5.000		12/01/2032	1,591,039
4,885,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.530	[4]	12/01/2026	285,773
3,620,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.550	[4]	12/01/2027	202,611
25,250,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.624	[4]	12/01/2032	473,690
1,635,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.660	[4]	12/01/2037	19,849
110,000	CA Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek)[1]	6.000		09/01/2033	92,929
30,000,000	CA M-S-R Energy Authority[1]	6.500		11/01/2039	31,719,900
65,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000		07/01/2022	69,076
10,000	CA Mobilehome Park Financing Authority (Palomar Estates East & West)[1]	5.100		09/15/2023	8,555
1,005,000	CA Municipal Finance Authority (King/Chavez)[1]	8.750		10/01/2039	1,133,339
1,500,000	CA Municipal Finance Authority (OCEAA)[1]	7.000		10/01/2039	1,399,290
1,500,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	5.875		05/15/2029	1,506,240
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	6.125		05/15/2039	1,005,520
1,005,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500		12/01/2024	702,043
915,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	915,641
85,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	85,069
8,880,000	CA Port of Oakland, Series L1	5.375		11/01/2027	8,426,498
7,750,000	CA Public Works[1]	6.375		11/01/2034	7,901,203
2,000,000	CA Public Works[1]	6.625		11/01/2034	2,079,080
900,000	CA Public Works (Dept. of Mental Health)[1]	5.000		11/01/2031	796,347
14,825,000	CA Public Works (Regents University)[2]	5.000		04/01/2034	14,878,201
10,000,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	9,786,200
23,100,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[2]	5.500		02/01/2043	23,590,991
F5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$3,885,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.500%		08/01/2047	$2,352,601
485,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.500		08/01/2047	271,246
13,850,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[2]	5.650		02/01/2049	14,089,501
34,000,000	CA Silicon Valley Tobacco Securitization Authority	5.621	[4]	06/01/2036	3,599,580
21,465,000	CA Silicon Valley Tobacco Securitization Authority	5.680	[4]	06/01/2041	1,418,407
17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.850	[4]	06/01/2047	693,292
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300	[4]	06/01/2056	1,882,650
100,000,000	CA Silicon Valley Tobacco Securitization Authority	6.850	[4]	06/01/2056	973,000
2,390,000	CA Special Districts Assoc. Finance Corp. (Vector Control District) COP[1]	5.000		06/01/2027	2,332,999
95,000	CA Statewide CDA[1]	5.000		09/02/2018	85,435
135,000	CA Statewide CDA[1]	5.000		09/02/2019	120,085
235,000	CA Statewide CDA[1]	5.125		09/02/2020	207,557
2,855,000	CA Statewide CDA[1]	5.125		09/02/2025	2,342,271
8,070,000	CA Statewide CDA[1]	5.200		09/02/2036	5,936,696
100,000	CA Statewide CDA	6.527	[4]	09/01/2028	25,905
75,000	CA Statewide CDA[1]	6.625		09/01/2027	71,015
50,000	CA Statewide CDA[1]	6.750		09/01/2037	46,975
100,000	CA Statewide CDA	6.773	[4]	09/01/2034	15,862
15,000	CA Statewide CDA[1]	7.000		07/01/2022	15,002
4,825,000	CA Statewide CDA (Bentley School)[1]	6.750		07/01/2032	4,486,382
5,170,000	CA Statewide CDA (Berkeley Montessori School)[1]	7.250		10/01/2033	5,114,474
2,500,000	CA Statewide CDA (Catholic Healthcare West/Bakersfield Memorial Hospital Obligated Group)[1]	5.500		07/01/2031	2,507,425
800,000	CA Statewide CDA (Citrus Gardens Apartments)[1]	6.500		07/01/2032	717,712
1,355,000	CA Statewide CDA (Citrus Gardens Apartments)[1]	9.000		07/01/2032	1,169,433
1,350,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	1,437,251
50,000	CA Statewide CDA (Eastfield Ming Quong)[1]	5.500		06/01/2012	50,126
750,000	CA Statewide CDA (Enloe Medical Center)[1]	6.250		08/15/2033	766,890
5,000,000	CA Statewide CDA (Fairfield Apartments)[7,8]	7.250		01/01/2035	1,999,950
60,000	CA Statewide CDA (GP Steinbeck)	5.492	[4]	03/20/2022	30,402
745,000	CA Statewide CDA (Henry Mayo Newhall Memorial Hospital)[1]	5.000		10/01/2037	637,832
1,000,000	CA Statewide CDA (Huntington Park Charter School)[1]	5.250		07/01/2042	699,490
1,145,000	CA Statewide CDA (International School Peninsula)[1]	5.000		11/01/2025	910,722
1,000,000	CA Statewide CDA (International School Peninsula)[1]	5.000		11/01/2029	756,130
F6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$65,000	CA Statewide CDA (Lincoln Apartments)[1]	5.350%		09/20/2036	$65,293
2,750,000	CA Statewide CDA (Live Oak School)[1]	6.750		10/01/2030	2,610,520
5,910,000	CA Statewide CDA (Marin Montessori School)[1]	7.000		10/01/2033	5,672,300
2,141,800	CA Statewide CDA (Microgy Holdings)[6]	9.000		12/01/2038	423,006
6,240,000	CA Statewide CDA (Mountain Shadows Community)[1]	5.000		07/01/2031	4,621,094
1,400,000	CA Statewide CDA (Napa Valley Hospice)[1]	7.000		01/01/2034	1,272,306
1,395,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.500		10/01/2023	1,234,352
4,635,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.625		10/01/2033	3,914,860
30,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	23,867
1,365,000	CA Statewide CDA (Quail Ridge Apartments)[1]	6.500		07/01/2032	1,134,615
1,995,000	CA Statewide CDA (Quail Ridge Apartments)[1]	9.000		07/01/2032	1,638,214
425,000	CA Statewide CDA (Rio Bravo)[1,7]	6.500		12/01/2018	386,593
12,000,000	CA Statewide CDA (St. Josephs)[2]	5.750		07/01/2047	12,307,620
220,000	CA Statewide CDA (Stonehaven Student Hsg.)[1]	5.875		07/01/2032	182,910
15,000	CA Statewide CDA (Sutter Health Obligated Group)[1]	5.500		08/15/2034	15,028
900,000	CA Statewide CDA (Sutter Health)[1]	5.000		11/15/2043	822,213
16,000,000	CA Statewide CDA (Thomas Jefferson School of Law)[1]	7.250		10/01/2038	16,207,840
1,500,000	CA Statewide CDA COP (Children’s Hospital of Los Angeles)[1]	5.000		08/15/2047	1,239,330
60,000	CA Statewide CDA COP (Children’s Hospital of Los Angeles)[1]	5.250		08/15/2029	52,729
165,000	CA Statewide CDA COP (Internext Group)[1]	5.375		04/01/2030	145,974
270,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.842	[4]	09/01/2022	104,936
9,690,000	CA Statewide CDA, Series A1	5.150		09/02/2037	7,025,056
5,980,000	CA Statewide CDA, Series B1	6.250		09/02/2037	5,089,100
45,175,000	CA Statewide Financing Authority Tobacco Settlement[1]	6.375	[4]	06/01/2046	1,684,124
220,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[4]	06/01/2055	2,367,200
7,975,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	6,546,040
11,745,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	9,525,195
30,010,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	24,338,110
11,890,000	CA Valley Health System COP	6.875		05/15/2023	6,544,732
35,000	CA Valley Health System, Series A	6.500		05/15/2025	19,268
1,375,000	CA Valley Sanitation District[1]	5.200		09/02/2030	1,079,499
F7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$100,000	CA Western Hills Water District Special Tax[1]	5.000%	09/01/2014	$80,926
25,000	CA Western Hills Water District Special Tax[1]	5.200	09/01/2019	16,627
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	5.700	09/01/2011	23,516
105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000	09/01/2024	66,884
4,495,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125	09/01/2031	2,634,789
300,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700	09/01/2020	220,878
90,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750	09/01/2022	64,152
3,645,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875	09/01/2031	2,356,310
10,000	CA William S. Hart Joint School Financing Authority[1]	5.600	09/01/2023	10,078
10,000	CA William S. Hart Union School District[1]	6.000	09/01/2033	9,377
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[1]	5.500	09/01/2036	1,461,750
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[1]	5.550	09/01/2036	1,370,192
25,000	Campbell, CA (Civic Center) COP[1]	5.125	10/01/2019	25,080
75,000	Campbell, CA (Civic Center) COP[6]	5.250	10/01/2028	75,126
25,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.500	09/02/2028	21,621
845,000	Carlsbad, CA Special Tax[1]	6.150	09/01/2038	731,652
100,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	105,952
1,500,000	Carson, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2036	1,616,685
4,510,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	4,528,266
2,190,000	Chino, CA Community Facilities District Special Tax[1]	5.150	09/01/2036	1,569,485
45,000	Chino, CA Community Facilities District Special Tax[1]	5.950	09/01/2033	37,334
50,000	Chino, CA Community Facilities District Special Tax No. 10[1]	6.850	09/01/2020	50,681
1,000,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2023	722,300
1,625,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2027	1,101,555
2,175,000	Chowchilla, CA Community Facilities Sales Tax District[1]	5.000	09/01/2037	1,554,668
1,535,000	Chowchilla, CA Redevel. Agency[1]	5.000	08/01/2037	1,225,252
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	01/01/2034	2,196,460
11,360,000	Citrus, CA Community College District[2]	5.500	06/01/2031	12,075,169
F8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$6,065,000	Coalinga, CA Regional Medical Center COP[1]	5.850%	09/01/2043	$5,503,684
1,890,000	Colton, CA Community Facilities District Special Tax[1]	7.500	09/01/2020	1,904,874
3,715,000	Compton, CA Community College District[1]	6.750	08/01/2034	3,819,837
10,000,000	Compton, CA Water[1]	6.000	08/01/2039	10,014,300
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation[1]	5.850	08/01/2033	4,600
4,870,000	Corcoran, CA Hospital District[1]	8.000	08/01/2034	5,253,026
1,000,000	Corona, CA Community Facilities District (Buchanan Street)[1]	5.150	09/01/2036	716,660
1,975,000	Corona-Norco, CA Unified School District[1]	6.000	09/01/2037	1,614,089
990,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Francsican)[1]	6.500	12/15/2047	825,789
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2039	4,034,734
200,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.000	09/01/2030	160,032
340,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.000	09/01/2037	255,731
200,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.100	09/01/2037	152,848
3,740,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.250	09/01/2035	2,542,751
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Barrington Heights)[1]	5.125	09/01/2035	33,334
1,500,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.625	09/01/2034	1,191,150
425,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2003-25[1]	5.000	09/01/2036	321,797
20,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2004-26[1]	5.000	09/01/2025	16,843
525,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.200	09/01/2036	410,067
4,000,000	El Dorado County, CA Special Tax[1]	5.250	09/01/2035	2,869,760
25,000	Etiwanda, CA School District Special Tax[1]	5.400	09/01/2035	21,025
10,300,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2[1]	6.000	09/01/2037	8,654,987
1,000,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)[1]	6.875	09/01/2038	926,730
100,000	Fillmore, CA Public Financing (Central City Redevel.)[1]	5.500	06/01/2031	84,964
2,615,000	Folsom, CA Special Tax Community Facilities District No. 31[1]	5.000	09/01/2026	1,963,682
9,050,000	Folsom, CA Special Tax Community Facilities District No. 31[1]	5.000	09/01/2036	6,055,446
F9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$10,000	Folsom, CA Special Tax Community Facilities District No. 7[1]	6.000%	09/01/2024	$9,128
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	10,009
20,000	Fremont, CA Community Facilities District (Pacific Commons)[1]	6.250	09/01/2026	19,221
45,000	Garden Grove, CA Hsg. Authority (Multifamily Hsg.)[1]	6.700	07/01/2024	45,094
10,000	Garden Grove, CA Hsg. Authority (Stuart Drive-Rose Garden)[1]	6.700	01/01/2025	9,769
5,145,000	Grossmont, CA Union High School District[2]	5.500	08/01/2030	5,511,670
4,895,000	Grossmont, CA Union High School District[2]	5.500	08/01/2031	5,208,208
1,675,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	7.200	10/01/2025	1,681,600
1,180,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	7.200	10/01/2025	1,184,649
1,165,000	Heber, CA Public Utilities District (Heber Meadows)[1]	5.300	09/01/2035	884,084
1,020,000	Hemet, CA Unified School District[1]	5.100	09/01/2030	789,959
785,000	Hemet, CA Unified School District[1]	5.125	09/01/2036	609,984
1,285,000	Hemet, CA Unified School District[1]	5.125	09/01/2037	937,189
1,505,000	Hemet, CA Unified School District[1]	5.250	09/01/2035	1,197,845
1,155,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.375	09/01/2026	885,204
5,835,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750	09/01/2039	4,232,942
60,000	Hemet, CA Unified School District Community Facilities District Special Tax[1]	5.625	09/01/2035	50,768
30,000	Hesperia, CA Improvement Bond Act 1915[1]	8.500	09/02/2024	30,902
1,365,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	1,195,644
3,370,000	Hesperia, CA Public Financing Authority, Tranche B1	6.250	09/01/2035	2,951,884
3,350,000	Hesperia, CA Public Financing Authority, Tranche C1	6.250	09/01/2035	2,934,366
1,070,000	Hesperia, CA Unified School District[1]	5.000	09/01/2030	817,309
1,710,000	Hesperia, CA Unified School District[1]	5.000	09/01/2037	1,222,291
50,000	Hesperia, CA Unified School District[1]	5.200	09/01/2035	37,356
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[1]	5.900	09/01/2037	936,679
870,000	Imperial County, CA Special Tax[1]	5.000	09/01/2026	692,059
1,070,000	Imperial County, CA Special Tax[1]	5.000	09/01/2037	764,825
3,385,000	Imperial County, CA Special Tax[1]	5.000	09/01/2037	2,419,564
2,215,000	Indio, CA Community Facilities District Special Tax[1]	5.250	09/01/2027	1,714,366
2,520,000	Indio, CA Community Facilities District Special Tax[1]	5.250	09/01/2036	2,008,768
4,095,000	Indio, CA Community Facilities District Special Tax[1]	5.250	09/01/2036	2,892,667
F10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$285,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.000%		09/01/2020	$237,955
300,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.000		09/01/2021	246,024
625,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.050		09/01/2026	478,044
2,805,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.125		09/01/2036	1,942,743
40,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375		12/01/2026	40,044
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2002-2[1]	6.125		09/02/2027	22,641
1,995,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-03[1]	6.125		09/02/2029	1,765,755
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-5 (Sunburst)[1]	5.875		09/02/2029	21,478
2,820,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2004-03[1]	5.500		09/02/2030	2,262,937
354,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000	[4]	06/01/2057	3,105,501
3,250,000	Ione, CA Special Tax Community Facilities District 2005-2-A1	6.000		09/01/2036	2,546,960
10,000	Irvine, CA Improvement Bond Act 1915[1]	5.625		09/02/2024	9,652
1,000,000	Irvine, CA Unified School District Special Tax Community Facilities District[1]	6.700		09/01/2035	1,005,190
30,000	Jurupa, CA Community Services District Special Tax[1]	5.000		09/01/2036	23,158
2,500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 24[1]	6.625		09/01/2038	2,438,825
50,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)[6]	6.750		09/01/2016	50,040
30,000	Kingsburg, CA Public Financing Authority[1]	8.000		09/15/2021	30,031
5,000,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	5.600		02/15/2033	3,853,200
4,500,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	6.625		02/15/2025	4,314,150
720,000	Lake Berryessa, CA Resort Improvement District[1]	5.250		09/02/2017	585,382
1,440,000	Lake Berryessa, CA Resort Improvement District[1]	5.500		09/02/2027	1,018,570
2,425,000	Lake Berryessa, CA Resort Improvement District[1]	5.550		09/02/2037	1,566,768
2,020,000	Lake Elsinore, CA Community Facilities District No. 2006-2 Special Tax (Viscaya)[1]	5.400		09/01/2036	1,549,562
2,345,000	Lake Elsinore, CA Public Financing Authority[1]	6.875		09/01/2038	2,078,514
2,575,000	Lake Elsinore, CA Special Tax[1]	5.150		09/01/2036	1,995,883
920,000	Lake Elsinore, CA Special Tax[1]	5.200		09/01/2026	752,670
2,800,000	Lake Elsinore, CA Special Tax[1]	5.250		09/01/2037	2,082,864
1,210,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	961,708
1,150,000	Lake Elsinore, CA Special Tax[1]	5.350		09/01/2036	902,635
F11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited/ Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$2,000,000	Lake Elsinore, CA Special Tax[1]	5.450%	09/01/2036	$1,546,520
1,170,000	Lake Elsinore, CA Unified School District[1]	5.000	09/01/2037	800,783
3,430,000	Lake Elsinore, CA Unified School District[1]	5.350	09/01/2035	2,112,914
1,220,000	Lake Elsinore, CA Unified School District[1]	5.350	09/01/2035	933,227
1,435,000	Lake Elsinore, CA Unified School District[1]	5.400	09/01/2035	1,184,162
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6[1]	5.900	09/01/2037	857,296
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2034	1,797,237
1,010,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2039	1,074,822
20,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.600	06/01/2018	19,400
10,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	9,653
1,800,000	Lathrop, CA Financing Authority (Water Supply)[1]	6.000	06/01/2035	1,601,226
3,430,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	5.100	09/02/2035	2,404,224
50,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000	09/02/2022	45,006
20,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2028	17,318
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2033	49,956
4,430,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000	09/01/2033	4,295,594
475,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.000	09/01/2015	381,767
445,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.000	09/01/2016	342,677
670,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.125	09/01/2017	498,487
800,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.125	09/01/2018	570,528
1,015,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.200	09/01/2019	698,411
505,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.250	09/01/2021	321,640
5,680,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.300	09/01/2026	3,228,626
32,305,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.375	09/01/2036	16,139,901
635,000	Lincoln, CA Special Tax[1]	5.000	09/01/2026	489,198
1,315,000	Lincoln, CA Special Tax[1]	5.000	09/01/2036	901,288
1,950,000	Little Lake, CA City School District[1]	5.250	07/01/2030	1,977,495
F12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$150,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[1]	5.000%	08/01/2025	$142,242
17,500,000	Long Beach, CA Bond Finance Authority Natural Gas[2]	5.500	11/15/2037	16,708,541
30,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2023	30,056
15,000,000	Los Angeles, CA Community College District[2]	5.000	08/01/2033	15,144,900
10,000,000	Los Angeles, CA Community College District[2]	6.000	08/01/2033	11,117,050
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)[1]	6.500	09/01/2039	2,074,834
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.000	12/01/2026	1,532,948
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.250	05/15/2024	14,418,814
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2026	10,196,298
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2027	11,185,999
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2028	10,258,943
2,500,000	Los Angeles, CA Dept. of Airports, Series A1	5.000	05/15/2034	2,496,325
3,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2034	3,235,635
12,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2038	12,832,440
16,300,000	Los Angeles, CA Harbor Dept.[2]	5.250	08/01/2034	16,867,159
1,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.000	06/01/2029	1,011,300
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.375	06/01/2039	509,270
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)[1]	5.000	12/01/2020	1,159,635
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)[1]	5.000	12/01/2027	707,553
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)[1]	6.000	09/01/2039	4,129,200
35,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[6,7,8]	8.800	11/15/2021	—
20,000	Los Banos, CA COP[6]	6.000	12/01/2019	19,520
1,605,000	Los Banos, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2036	1,305,587
85,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	84,992
925,000	Madera, CA Special Tax[1]	5.000	09/01/2036	627,890
10,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 89[1]	5.400	09/01/2023	8,620
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater[1]	5.150	07/01/2035	1,020,264
100,000	Menifee, CA Union School District Special Tax[1]	5.000	09/01/2022	80,624
915,000	Menifee, CA Union School District Special Tax[1]	5.200	09/01/2030	680,559
400,000	Menifee, CA Union School District Special Tax[1]	5.200	09/01/2035	328,268
F13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited/ Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$500,000	Menifee, CA Union School District Special Tax[1]	5.250%		09/01/2035	$355,340
1,010,000	Menifee, CA Union School District Special Tax[1]	5.250		09/01/2036	765,590
2,930,000	Merced, CA Special Tax[1]	5.000		09/01/2036	1,794,713
500,000	Merced, CA Special Tax[1]	5.100		09/01/2035	313,290
3,015,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150		09/01/2036	2,200,769
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	8.100		03/01/2027	3,355,890
1,250,000	Moreno Valley, CA Special Tax Community Facilities District No. 5[1]	5.000		09/01/2037	893,488
25,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.100		09/01/2028	20,302
1,475,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.150		09/01/2035	1,186,195
680,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.200		09/01/2036	505,199
2,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	1,429,580
750,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	536,093
10,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.300		09/01/2031	9,247
240,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)[1]	5.125		09/01/2035	188,650
25,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[1]	5.375		09/01/2029	21,463
35,000	Murrieta, CA Valley Unified School District Special Tax[1]	5.250		09/01/2037	26,198
370,000	Murrieta, CA Valley Unified School District Special Tax[1]	5.375		09/01/2026	310,874
1,355,000	Murrieta, CA Valley Unified School District Special Tax[1]	5.450		09/01/2038	1,043,350
25,000	Murrieta, CA Water Public Financing Authority[1]	6.600		10/01/2016	25,035
1,040,000	Northern CA Gas Authority[1]	0.768	[9]	07/01/2017	905,580
23,675,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500		06/01/2045	17,136,912
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.700	[4]	06/01/2045	5,003,253
1,000,000	Oak Valley, CA Hospital District[3]	7.000		11/01/2035	990,470
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100		06/01/2027	9,038
1,000,000	Oakland, CA GO1	6.000		01/15/2034	1,066,290
1,000,000	Oakland, CA Unified School District[1]	6.125		08/01/2029	1,052,590
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2022	279,603
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2023	277,278
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2024	276,008
900,000	Oakley, CA Public Finance Authority[1]	5.200		09/02/2026	759,582
F14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$4,410,000	Oakley, CA Public Finance Authority[1]	5.250%		09/02/2036	$3,301,723
3,225,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)[1]	7.625		09/01/2038	2,909,789
15,000,000	Orange County, CA Sanitation District COP[2]	5.000		02/01/2035	15,612,300
2,575,000	Oxnard, CA School District, Series A1	5.750		08/01/2030	2,748,632
1,555,000	Palm Desert, CA Financing Authority	5.000	[4]	08/01/2014	1,297,881
440,000	Palm Desert, CA Financing Authority	5.050	[4]	08/01/2015	344,705
390,000	Palm Desert, CA Financing Authority	5.100	[4]	08/01/2016	284,856
230,000	Palm Desert, CA Financing Authority	5.650	[4]	04/01/2018	147,283
1,020,000	Palm Desert, CA Financing Authority	5.650	[4]	08/01/2018	639,336
265,000	Palm Desert, CA Financing Authority	5.750	[4]	04/01/2019	156,755
1,165,000	Palm Desert, CA Financing Authority	5.750	[4]	08/01/2019	673,801
305,000	Palm Desert, CA Financing Authority	5.850	[4]	04/01/2020	168,735
1,310,000	Palm Desert, CA Financing Authority	5.850	[4]	08/01/2020	709,365
340,000	Palm Desert, CA Financing Authority	5.950	[4]	04/01/2021	169,990
1,450,000	Palm Desert, CA Financing Authority	5.950	[4]	08/01/2021	709,804
380,000	Palm Desert, CA Financing Authority	6.000	[4]	04/01/2022	174,705
1,605,000	Palm Desert, CA Financing Authority	6.000	[4]	08/01/2022	721,480
395,000	Palm Desert, CA Financing Authority	6.010	[4]	04/01/2023	168,254
1,755,000	Palm Desert, CA Financing Authority	6.010	[4]	08/01/2023	730,905
410,000	Palm Desert, CA Financing Authority	6.020	[4]	04/01/2024	158,453
1,910,000	Palm Desert, CA Financing Authority	6.020	[4]	08/01/2024	721,426
430,000	Palm Desert, CA Financing Authority	6.030	[4]	04/01/2025	153,858
2,070,000	Palm Desert, CA Financing Authority	6.030	[4]	08/01/2025	724,127
445,000	Palm Desert, CA Financing Authority	6.040	[4]	04/01/2026	146,717
2,235,000	Palm Desert, CA Financing Authority	6.040	[4]	08/01/2026	720,229
465,000	Palm Desert, CA Financing Authority	6.050	[4]	04/01/2027	142,671
1,400,000	Palm Desert, CA Financing Authority	6.050	[4]	08/01/2027	419,804
480,000	Palm Desert, CA Financing Authority	6.060	[4]	04/01/2028	136,282
1,415,000	Palm Desert, CA Financing Authority	6.060	[4]	08/01/2028	392,563
500,000	Palm Desert, CA Financing Authority	6.070	[4]	04/01/2029	131,720
1,370,000	Palm Desert, CA Financing Authority	6.070	[4]	08/01/2029	352,638
520,000	Palm Desert, CA Financing Authority	6.080	[4]	04/01/2030	125,564
1,430,000	Palm Desert, CA Financing Authority	6.080	[4]	08/01/2030	337,280
540,000	Palm Desert, CA Financing Authority	6.090	[4]	04/01/2031	119,799
1,495,000	Palm Desert, CA Financing Authority	6.090	[4]	08/01/2031	323,892
560,000	Palm Desert, CA Financing Authority	6.100	[4]	04/01/2032	114,716
1,560,000	Palm Desert, CA Financing Authority	6.100	[4]	08/01/2032	312,047
580,000	Palm Desert, CA Financing Authority	6.100	[4]	04/01/2033	108,901
1,625,000	Palm Desert, CA Financing Authority	6.100	[4]	08/01/2033	297,846
F15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$590,000	Palm Desert, CA Financing Authority	6.100%[4]		04/01/2034	$101,869
1,705,000	Palm Desert, CA Financing Authority	6.100	[4]	08/01/2034	287,344
2,075,000	Palm Desert, CA Financing Authority	6.100	[4]	08/01/2035	320,422
5,000,000	Palm Desert, CA Improvement Bond Act 1915[1]	5.100		09/02/2037	3,226,900
3,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1[1]	5.150		09/01/2027	2,177,520
9,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1[1]	5.200		09/01/2037	5,904,270
2,335,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A1	5.250		09/01/2026	1,740,229
6,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A1	5.450		09/01/2032	4,275,000
8,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A1	5.500		09/01/2036	5,553,520
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.450		07/01/2020	108,619
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.550		07/01/2028	433,645
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.400		07/01/2023	234,155
525,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.500		07/01/2027	489,589
85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)[1]	5.250		01/01/2022	85,026
10,000	Palm Springs, CA Improvement Bond Act 1915[1]	5.550		09/02/2023	9,004
1,355,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400		09/01/2035	1,057,510
6,460,000	Palmdale, CA Community Facilities District Special Tax[1]	6.125		09/01/2037	5,496,362
5,525,000	Palmdale, CA Community Facilities District Special Tax[1]	6.250		09/01/2035	4,816,695
500,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700		08/01/2018	504,670
20,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.750		09/02/2022	20,260
1,365,000	Perris, CA Community Facilities District Special Tax[1]	5.300		09/01/2035	1,030,834
2,025,000	Perris, CA Community Facilities District Special Tax (Amber Oaks)[1]	6.000		09/01/2034	1,717,970
2,500,000	Perris, CA Community Facilities District Special Tax (Chaparral Ridge)[1]	6.250		09/01/2033	2,292,850
2,110,000	Perris, CA Community Facilities District Special Tax (Harmony Grove)[1]	5.300		09/01/2035	1,593,451
10,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.100		09/01/2030	7,335
120,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.150		09/01/2035	83,971
F16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,290,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000%		09/01/2037	$869,047
1,270,000	Perris, CA Community Facilities District Special Tax, Series A1	5.750		09/01/2035	1,034,555
3,540,000	Perris, CA Community Facilities District Special Tax, Series B1	6.000		09/01/2034	3,003,265
140,000	Perris, CA Public Financing Authority[1]	5.000		09/01/2017	126,787
85,000	Perris, CA Public Financing Authority[1]	5.100		09/01/2018	75,659
2,000,000	Perris, CA Public Financing Authority[1]	5.350		10/01/2036	1,579,140
10,000	Perris, CA Public Financing Authority, Series A1	6.000		09/01/2023	9,407
80,000	Perris, CA Public Financing Authority, Series A1	6.125		09/01/2034	70,984
1,815,000	Perris, CA Public Financing Authority, Series A1	6.250		09/01/2033	1,645,225
2,080,000	Perris, CA Public Financing Authority, Series A1	6.600		09/01/2038	1,871,813
2,035,000	Perris, CA Public Financing Authority, Series C1	6.200		09/01/2038	1,735,570
860,000	Perris, CA Public Financing Authority, Series D1	5.500		09/01/2024	723,071
10,650,000	Perris, CA Public Financing Authority, Series D1	5.800		09/01/2038	8,354,499
4,000,000	Pico Rivera, CA public Financing Authority[1]	5.750		09/01/2039	4,088,480
25,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[1]	6.000		09/01/2032	21,600
2,500,000	Pomona, CA Public Financing Authority (Water Facilities)[1]	5.000		05/01/2047	2,364,125
50,000	Pomona, CA Unified School District[1]	6.150		08/01/2030	55,043
20,500,000	Port of Oakland, CA2	5.000		11/01/2032	19,849,103
8,000,000	Port of Oakland, CA1	5.875		11/01/2030	8,006,560
125,000	Porterville, CA (Sewer Systems) COP[1]	5.400		10/01/2016	125,131
6,000,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14[1]	5.250		09/01/2036	4,492,200
3,000,000	Ramona, CA Unified School District COP[1]	0.000	[5]	05/01/2032	2,682,630
25,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)[1]	6.000		09/01/2033	22,746
20,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)[1]	6.100		09/01/2037	18,127
600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)[1]	5.000		09/01/2027	473,502
1,260,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)[1]	5.000		09/01/2037	900,635
13,550,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Etiwanda)[1]	5.375		09/01/2036	10,352,742
570,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[1]	5.000		09/01/2027	449,827
1,120,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[1]	5.000		09/01/2037	800,565
F17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$2,600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[1]	5.375%	09/01/2036	$1,986,504
20,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.600	09/01/2023	20,030
10,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)[1]	7.000	09/02/2012	9,666
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2026	399,943
1,470,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350	09/01/2036	1,107,719
25,000	Richgrove, CA School District[1]	6.375	07/01/2018	24,862
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)[1]	5.750	08/01/2029	2,075,600
2,660,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000	12/15/2026	2,209,157
1,165,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000	12/15/2033	907,617
5,780,000	Rio Vista, CA Community Facilities District Special Tax No. 1[1]	5.125	09/01/2036	4,202,522
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1[1]	5.850	09/01/2035	2,374,890
15,260,000	River Islands, CA Public Financing Authority[1]	5.200	09/01/2037	10,581,894
100,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2027	85,124
25,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2035	19,951
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[1]	5.000	08/01/2032	568,673
11,585,000	Riverside County, CA Community Facilities District (Scott Road)[1]	7.250	09/01/2038	10,204,763
25,000	Riverside County, CA Community Facilities District Special Tax[1]	5.600	09/01/2019	23,139
1,500,000	Riverside, CA Improvement Bond Act 1915 (Hunter Park Assessment District)[1]	5.200	09/02/2036	1,090,050
190,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[1]	8.500	09/02/2012	190,618
1,000,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300	09/01/2034	788,530
25,000	Riverside, CA Unified School District[1]	5.500	09/01/2032	21,402
1,385,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 12[1]	8.500	09/01/2038	1,428,074
355,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15[1]	6.500	09/01/2029	353,030
1,070,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15[1]	6.750	09/01/2029	1,059,097
F18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$25,000	Romoland, CA School District Special Tax[1]	5.250%	09/01/2035	$18,304
2,000,000	Romoland, CA School District Special Tax[1]	5.375	09/01/2038	1,439,060
2,745,000	Roseville, CA Special Tax[1]	5.050	09/01/2030	2,135,775
1,115,000	Roseville, CA Special Tax (Diamond Creek)[1]	5.000	09/01/2026	630,187
4,850,000	Roseville, CA Special Tax (Diamond Creek)[1]	5.000	09/01/2037	2,345,994
3,445,000	Roseville, CA Special Tax (Stone Point)[1]	5.250	09/01/2036	1,931,301
1,800,000	Roseville, CA Special Tax (Westpark)[1]	5.200	09/01/2036	1,353,960
65,000	Sacramento, CA Health Facility (Center for Aids Research Education and Services)[1]	5.300	01/01/2024	63,794
15,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	6.000	09/01/2033	14,274
4,930,000	Sacramento, CA Special Tax Community Facilities No. 05-1 (College Square)[1]	5.900	09/01/2037	3,972,446
1,515,000	San Bernardino County, CA Redevel. Agency Tax Allocation (San Sevaine Redevel.)[1]	5.000	09/01/2025	1,476,519
1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625	04/01/2026	1,852,109
1,410,000	San Bernardino, CA Mountains Community Hospital District COP[6]	5.000	02/01/2027	1,057,824
3,235,000	San Bernardino, CA Mountains Community Hospital District COP[6]	5.000	02/01/2037	2,199,315
1,225,000	San Diego County, CA COP	5.700	02/01/2028	880,665
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)[1]	5.750	12/01/2032	5,219,581
20,000	San Diego, CA Improvement Bond Act 1915[1]	6.200	09/02/2033	17,601
10,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	05/15/2029	10,074
45,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	05/15/2027	45,034
10,000	San Diego, CA Public Facilities Financing Authority[6]	5.250	05/15/2027	10,008
10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[2]	5.375	02/01/2036	10,379,400
15,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2023	15,171
65,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2030	62,747
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	14,955
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.500	08/01/2039	2,102,680
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)[1]	6.625	08/01/2039	1,565,400
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	5.750	08/01/2039	968,290
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.500	08/01/2032	524,925
F19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.625%		08/01/2039	$572,381
1,090,000	San Gorgonio, CA Memorial Health Care District[1]	6.750		08/01/2022	1,174,944
1,040,000	San Gorgonio, CA Memorial Health Care District[1]	6.750		08/01/2023	1,110,502
6,500,000	San Gorgonio, CA Memorial Healthcare[1]	7.100		08/01/2033	6,870,760
6,490,000	San Jacinto, CA Financing Authority, Tranche A1	6.600		09/01/2033	4,845,369
6,345,000	San Jacinto, CA Financing Authority, Tranche B1	6.600		09/01/2033	4,737,114
6,530,000	San Jacinto, CA Financing Authority, Tranche C1	6.600		09/01/2033	4,865,372
500,000	San Jacinto, CA Unified School District Special Tax[1]	5.100		09/01/2036	294,930
35,000	San Jose, CA Improvement Bond Act 1915[1]	5.875		09/02/2023	32,684
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.200		01/01/2041	2,810,966
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)[1]	6.600		09/01/2027	24,666
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.850		08/01/2031	1,001,080
1,960,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	6.000		08/01/2041	1,963,724
50,000	Santa Clarita, CA Community Facilities District Special Tax[1]	5.850		11/15/2032	42,836
6,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	7.000		09/01/2036	6,913,826
5,560,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625		09/01/2038	5,903,274
1,680,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625		09/01/2038	1,783,723
10,000	Seaside, CA Redevel. Agency Tax Allocation[1]	5.375		08/01/2033	9,337
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.400		11/01/2026	909,224
3,335,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.450		11/01/2036	2,577,088
345,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350		12/01/2028	334,233
5,000	Sonoma County, CA Community Redevel. Agency (Roseland)[1]	7.900		08/01/2013	5,121
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.000		09/01/2036	2,058,620
125,000	Southern CA Public Power Authority[1]	5.000		11/01/2033	118,134
20,000	Southern CA Public Power Authority Natural Gas[1]	5.000		11/01/2028	19,108
165,000	Southern CA Public Power Authority Natural Gas[1]	5.000		11/01/2029	157,106
2,255,000	Southern CA Public Power Authority Natural Gas[1]	5.250		11/01/2027	2,247,852
97,775,000	Southern CA Tobacco Securitization Authority	7.100	[4]	06/01/2046	2,929,339
25,940,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	19,656,035
15,000	Spreckels, CA Union School District[1]	6.125		08/01/2018	15,078
1,935,000	Stockton, CA Community Facilities District[1]	6.125		09/01/2031	1,656,128
F20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,930,000	Stockton, CA Community Facilities District[1]	6.250%		09/01/2037	$2,458,211
5,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)[1]	5.875		09/01/2037	3,980,900
1,350,000	Stockton, CA Public Financing Authority, Series A1	5.000		09/01/2023	1,214,082
2,930,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2034	2,508,754
6,000,000	Stockton, CA Public Financing Authority, Series A1	5.250		07/01/2037	5,056,800
10,000	Suisun City, CA Public Financing Authority (Suisun City Redevel.)[1]	5.200		10/01/2028	9,517
15,000	Sulphur Springs, CA Unified School District Community Facilities District No. 2002-1-A1	6.000		09/01/2033	12,865
70,000	Susanville, CA Public Financing Authority[1]	7.750		09/01/2017	70,181
20,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)[1]	5.100		09/01/2036	14,628
990,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.900		09/01/2013	844,995
165,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.000		09/01/2014	134,995
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.050		09/01/2015	582,180
805,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.100		09/01/2016	610,118
8,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	4,670,480
13,790,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	7,130,809
1,025,000	Tracy, CA Community Facilities District[1]	5.700		09/01/2026	868,298
3,105,000	Tracy, CA Community Facilities District[1]	5.750		09/01/2036	2,441,244
4,560,000	Trinity County, CA COP[6]	8.500		01/15/2026	4,019,777
50,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100		09/01/2033	43,442
500,000	Tulare, CA Health Care District[1]	6.500		08/01/2026	554,120
630,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000		10/15/2017	614,225
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000		10/15/2022	2,361,717
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125		10/15/2027	267,049
2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125		10/15/2037	2,017,325
60,000	Turlock, CA Public Financing Authority[1]	5.450		09/01/2024	60,087
35,000	Union City, CA Special Tax Community Facilities District No. 1997-1[1]	5.800		09/01/2028	30,438
15,000,000	University of California (Regents Medical Center)[1]	0.973	[9]	05/15/2047	9,506,250
F21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$100,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	5.900%		09/01/2024	$90,376
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	6.000		09/01/2024	54,770
95,000	Vacaville, CA Public Financing Authority[1]	5.400		09/01/2022	95,022
50,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000		09/01/2033	42,882
1,470,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.150		12/01/2031	1,177,573
435,000	Victoria Gardens, CA Public Facilities Community Facilities District of Etiwanda School District[1]	6.000		09/01/2027	390,138
3,395,000	Victoria Gardens, CA Public Facilities Community Facilities District of Etiwanda School District[1]	6.000		09/01/2037	2,852,785
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)[1]	5.000		09/01/2024	48,834
50,000	West Kern, CA Water District[1]	4.500		06/01/2025	45,735
135,000	West Patterson, CA Financing Authority Special Tax[1]	6.100		09/01/2032	107,433
4,900,000	West Sacramento, CA Financing Authority Special Tax[1]	6.100		09/01/2029	4,409,265
2,000,000	West Sacramento, CA Special Tax Community Facilities District No. 23[1]	5.300		09/01/2037	1,389,760
700,000	Westside, CA Union School District[1]	5.000		09/01/2026	556,829
3,860,000	Westside, CA Union School District[1]	5.000		09/01/2036	2,778,775
4,200,000	Westside, CA Union School District[1]	5.250		09/01/2036	3,144,540
10,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000		09/01/2028	8,902
3,550,000	Yuba City, CA Redevel. Agency[1]	5.250		09/01/2039	2,880,364
15,000	Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile Home)[1]	6.000		05/01/2030	13,828

					1,610,886,451

U.S. Possessions—7.1%
3,110,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	2,102,609
1,745,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,246,506
3,700,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[5]	07/01/2024	3,606,538
1,900,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	1,927,455
1,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2021	1,039,530
23,500,000	Puerto Rico Highway & Transportation Authority, Series N1	0.698	[9]	07/01/2045	13,753,375
3,500,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	2,956,765
900,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	826,749
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	6,111,735
540,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2012	543,326
F22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$40,340,000	Puerto Rico Port Authority (American Airlines), Series A	6.250%	06/01/2026	$30,018,204
25,000	Puerto Rico Port Authority (American Airlines), Series A	6.300	06/01/2023	19,283
1,000,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2019	1,064,310
3,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2057	3,451,175
1,200,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	1,284,240
3,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000	08/01/2042	3,615,115
27,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500	07/01/2021	27,430,920

				100,997,835

Total Investments, at Value (Cost $2,037,979,054)—120.6%				1,711,884,286
Liabilities in Excess of Other Assets—(20.6)				(292,943,284)

Net Assets—100.0%				$1,418,941,002

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3.	When-issued security or delayed delivery to be delivered and settled after January 31, 2010. See Note 1 of accompanying Notes.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2010 was $13,020,823, which represents 0.92% of the Fund’s net assets. See Note 5 of accompanying Notes.

7.	Issue is in default. See Note 1 of accompanying Notes.

8.	Non-income producing security.

9.	Represents the current interest rate for a variable or increasing rate security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2010 based on valuation input level:

		Level 2-
	Level 1-	Other	Level 3-
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,610,886,451	$—	$1,610,886,451
U.S. Possessions	—	100,997,835	—	100,997,835

Total Assets	$—	$1,711,884,286	$—	$1,711,884,286

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
ROLS	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2010

Assets
Investments, at value (cost $2,037,979,054)—see accompanying statement of investments	$1,711,884,286

Cash	3,004,115

Receivables and other assets:
Interest	32,951,830
Investments sold	5,377,144
Shares of beneficial interest sold	2,643,145
Other	597,260

Total assets	1,756,457,780

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	257,410,000
Payable on borrowings (See Note 6)	46,300,000
Investments purchased (including $25,352,616 purchased on a when-issued or delayed delivery basis)	27,027,616
Shares of beneficial interest redeemed	4,576,608
Dividends	1,481,168
Distribution and service plan fees	288,440
Trustees’ compensation	229,504
Transfer and shareholder servicing agent fees	44,759
Shareholder communications	25,334
Interest expense on borrowings	6,307
Other	127,042

Total liabilities	337,516,778

Net Assets	$1,418,941,002

Composition of Net Assets
Par value of shares of beneficial interest	$180,548

Additional paid-in capital	2,115,406,568

Accumulated net investment income	3,840,428

Accumulated net realized loss on investments	(374,391,774)

Net unrealized depreciation on investments	(326,094,768)

Net Assets	$1,418,941,002

F25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,089,440,815 and 138,550,082 shares of beneficial interest outstanding)	$7.86
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$8.25

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $25,428,710 and 3,230,618 shares of beneficial interest outstanding)	$7.87

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $304,071,477 and 38,766,952 shares of beneficial interest outstanding)	$7.84
See accompanying Notes to Financial Statements.
F26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2010

Investment Income
Interest	$60,899,240

Other income	1,457

Total investment income	60,900,697

Expenses
Management fees	3,113,815

Distribution and service plan fees:
Class A	1,286,259
Class B	128,701
Class C	1,482,729

Transfer and shareholder servicing agent fees:
Class A	200,241
Class B	16,289
Class C	81,685

Shareholder communications:
Class A	18,186
Class B	1,245
Class C	6,421

Borrowing fees	2,625,012

Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,614,120

Interest expense on borrowings	72,313

Trustees’ compensation	19,290

Custodian fees and expenses	5,664

Other	103,031

Total expenses	10,775,001
Less waivers and reimbursements of expenses	(56,072)

Net expenses	10,718,929

Net Investment Income	50,181,768

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(48,558,118)

Net change in unrealized depreciation on investments	251,901,903

Net Increase in Net Assets Resulting from Operations	$253,525,553

See accompanying Notes to Financial Statements.
F27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2010	July 31,
	(Unaudited)	2009

Operations
Net investment income	$50,181,768	$95,444,388

Net realized loss	(48,558,118)	(223,070,800)

Net change in unrealized depreciation	251,901,903	(214,956,154)

Net increase (decrease) in net assets resulting from operations	253,525,553	(342,582,566)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(38,938,066)	(74,437,079)
Class B	(835,297)	(1,851,664)
Class C	(9,751,961)	(17,973,354)

	(49,525,324)	(94,262,097)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	49,150,420	(119,320,364)
Class B	(940,173)	(7,662,498)
Class C	18,943,879	(15,936,988)

	67,154,126	(142,919,850)

Net Assets
Total increase (decrease)	271,154,355	(579,764,513)

Beginning of period	1,147,786,647	1,727,551,160

End of period (including accumulated net investment income of $3,840,428 and $3,183,984, respectively)	$1,418,941,002	$1,147,786,647

See accompanying Notes to Financial Statements.
F28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$253,525,553

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(286,349,813)
Proceeds from disposition of investment securities	151,017,323
Short-term investment securities, net	114,778,627
Premium amortization	303,896
Discount accretion	(10,956,484)
Net realized loss on investments	48,558,118
Net change in unrealized depreciation on investments	(251,901,903)
Increase in interest receivable	(3,150,112)
Increase in receivable for securities sold	(3,317,143)
Decrease in other assets	1,080,821
Increase in payable for securities purchased	15,410,355
Decrease in other liabilities	(225,486)

Net cash provided by operating activities	28,773,752

Cash Flows from Financing Activities
Proceeds from bank borrowings	222,000,000
Payments on bank borrowings	(288,200,000)
Proceeds from short-term floating rate notes issued	17,485,000
Proceeds from shares sold	218,964,881
Payments on shares redeemed	(176,288,489)
Cash distributions paid	(20,639,888)

Net cash used in financing activities	(26,678,496)

Net increase in cash	2,095,256

Cash, beginning balance	908,859

Cash, ending balance	$3,004,115

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $28,248,242.
Cash paid for interest on bank borrowings—$132,279.
Cash paid for interest on short-term floating rate notes issued—$1,614,120.
See accompanying Notes to Financial Statements.
F29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.70	$9.02	$11.43	$11.44	$11.52	$10.31

Income (loss) from investment operations:
Net investment income[1]	.29	.56	.57	.53	.55	.62
Net realized and unrealized gain (loss)	1.15	(2.32)	(2.43)	—	(.02)	1.21

Total from investment operations	1.44	(1.76)	(1.86)	.53	.53	1.83

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.56)	(.55)	(.54)	(.61)	(.62)

Net asset value, end of period	$7.86	$6.70	$9.02	$11.43	$11.44	$11.52

Total Return, at Net Asset Value[2]	21.65%	(19.14)%	(16.60)%	4.67%	4.74%	18.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,089,441	$883,104	$1,344,257	$1,907,202	$1,213,319	$621,736

Average net assets (in thousands)	$1,053,244	$918,284	$1,584,343	$1,603,883	$901,717	$477,934

Ratios to average net assets:[3]
Net investment income	7.43%	8.21%	5.69%	4.56%	4.85%	5.59%
Expenses excluding interest and fees on short-term floating rate notes issued	1.14%	1.88%	0.86%	0.81%	0.92%	0.92%
Interest and fees on short-term floating rate notes issued[4]	0.23%	0.67%	0.78%	0.48%	0.52%	0.34%

Total expenses	1.37%	2.55%	1.64%	1.29%	1.44%	1.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	2.55%	1.64%	1.29%	1.44%	1.26%

Portfolio turnover rate	12%	32%	45%	11%	43%	4%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.70	$9.02	$11.44	$11.44	$11.53	$10.31

Income (loss) from investment operations:
Net investment income[1]	.26	.51	.49	.44	.47	.54
Net realized and unrealized gain (loss)	1.16	(2.33)	(2.45)	.01	(.04)	1.22

Total from investment operations	1.42	(1.82)	(1.96)	.45	.43	1.76
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.50)	(.46)	(.45)	(.52)	(.54)

Net asset value, end of period	$7.87	$6.70	$9.02	$11.44	$11.44	$11.53

Total Return, at Net Asset Value[2]	21.29%	(19.85)%	(17.36)%	3.94%	3.83%	17.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,429	$22,476	$40,026	$66,992	$64,421	$59,530

Average net assets (in thousands)	$25,547	$25,591	$51,641	$68,193	$61,780	$61,244

Ratios to average net assets:[3]
Net investment income	6.58%	7.35%	4.85%	3.79%	4.11%	4.90%
Expenses excluding interest and fees on short-term floating rate notes issued	2.00%	2.73%	1.69%	1.60%	1.71%	1.69%
Interest and fees on short-term floating rate notes issued[4]	0.23%	0.67%	0.78%	0.48%	0.52%	0.34%

Total expenses	2.23%	3.40%	2.47%	2.08%	2.23%	2.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.22%	3.40%	2.47%	2.08%	2.23%	2.03%

Portfolio turnover rate	12%	32%	45%	11%	43%	4%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$6.68	$9.00	$11.40	$11.41	$11.50	$10.29

Income (loss) from investment operations:
Net investment income[1]	.26	.51	.49	.44	.46	.52
Net realized and unrealized gain (loss)	1.15	(2.32)	(2.42)	.01	(.03)	1.23

Total from investment operations	1.41	(1.81)	(1.93)	.45	.43	1.75

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.51)	(.47)	(.46)	(.52)	(.54)

Net asset value, end of period	$7.84	$6.68	$9.00	$11.40	$11.41	$11.50

Total Return, at Net Asset Value[2]	21.25%	(19.82)%	(17.20)%	3.89%	3.85%	17.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$304,071	$242,207	$343,268	$482,657	$232,242	$79,616

Average net assets (in thousands)	$294,646	$243,658	$402,977	$362,456	$149,437	$43,444

Ratios to average net assets:[3]
Net investment income	6.65%	7.47%	4.91%	3.78%	4.05%	4.73%
Expenses excluding interest and fees on short-term floating rate notes issued	1.91%	2.66%	1.64%	1.58%	1.68%	1.69%
Interest and fees on short-term floating rate notes issued[4]	0.23%	0.67%	0.78%	0.48%	0.52%	0.34%

Total expenses	2.14%	3.33%	2.42%	2.06%	2.20%	2.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.13%	3.33%	2.42%	2.06%	2.20%	2.03%

Portfolio turnover rate	12%	32%	45%	11%	43%	4%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer California Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on
F33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested.
F34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$25,352,616
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $257,410,000 as of January 31, 2010, which represents 14.66% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income
F35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2010, municipal bond holdings with a value of $370,674,273 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $257,410,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
     At January 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value
$2,500,000	Anaheim, CA Public Financing Authority ROLs[3]	15.870%	10/1/39	$2,773,275
2,500,000	Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs[3]	17.054	4/1/44	3,128,500
5,000,000	CA Austin Trust Various States Inverse Certificates ROLs	8.805	8/1/38	4,379,450
6,300,000	CA Austin Trust Various States Inverse Certificates	8.631	2/1/42	6,372,765
2,495,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	15.144	12/1/27	1,645,353
3,555,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon	16.285	10/1/39	4,205,067
5,000,000	CA HFA (Home Mtg.) DRIVERS	7.415	2/1/29	4,111,000
7,530,000	CA HFA DRIVERS	12.802	8/1/25	8,284,432
3,020,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	18.149	8/1/43	3,276,489
5,775,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	13.479	2/1/43	6,265,991
3,465,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	14.791	2/1/49	3,704,501
3,710,000	CA Public Works (Regents University) DRIVERS	14.545	4/1/34	3,763,201
3,000,000	CA Statewide CDA ROLs	17.398	7/1/47	3,307,620
2,840,000	Citrus, CA Community College District DRIVERS	16.081	6/1/31	3,555,169
1,290,000	Grossmont, CA Union High School District ROLs[3]	14.310	8/1/30	1,656,670
F36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$1,225,000	Grossmont, CA Union High School District ROLs[3]	14.335%	8/1/31	$1,538,208
5,835,000	Long Beach, CA Bond Finance Authority Natural Gas ROLs[3]	10.311	11/15/37	5,043,541
3,750,000	Los Angeles, CA Community College District ROLs[3]	14.941	8/1/33	3,894,900
2,500,000	Los Angeles, CA Community College District ROLs[3]	15.870	8/1/33	3,617,050
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.732	5/15/24	4,943,814
3,335,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.047	5/15/26	3,531,298
3,665,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.058	5/15/27	3,850,999
3,365,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.053	5/15/28	3,528,943
750,000	Los Angeles, CA Dept. of Water & Power DRIVERS	15.840	7/1/34	985,635
3,000,000	Los Angeles, CA Dept. of Water & Power DRIVERS	15.840	7/1/38	3,832,440
4,075,000	Los Angeles, CA Harbor Dept. DRIVERS	15.425	8/1/34	4,642,159
3,750,000	Orange County, CA Sanitation District COP ROLs[3]	12.828	2/1/35	4,362,300
6,835,000	Port of Oakland, CA ROLs[3]	11.323	11/1/32	6,184,103
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) DRIVERS	15.858	2/1/36	2,879,400

				$113,264,273

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F24 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $125,585,000.
F37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of January 31, 2010 is as follows:

Cost	$5,397,375
Market Value	$2,386,543
Market Value as a % of Net Assets	0.17%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 31, 2009, the Fund had available for federal income tax purposes post-October losses of $186,053,934 and unused capital loss carryforwards as follows:

Expiring

2015	$2,066,773
2016	33,667,971
2017	100,477,817

Total	$136,212,561

As of January 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $370,824,613 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased
F38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,037,979,054

Gross unrealized appreciation	$105,839,026
Gross unrealized depreciation	(431,933,794)

Net unrealized depreciation	$(326,094,768)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$4,969
Payments Made to Retired Trustees	17,600
Accumulated Liability as of January 31, 2010	142,922
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component
F39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	22,080,801	$170,333,348	28,424,057	$191,308,070
Dividends and/or distributions reinvested	2,862,833	22,106,221	6,763,564	45,127,457
Redeemed	(18,283,315)	(143,289,149)	(52,368,623)	(355,755,891)

Net increase (decrease)	6,660,319	$49,150,420	(17,181,002)	$(119,320,364)

Class B
Sold	256,256	$1,969,668	473,528	$3,192,110
Dividends and/or distributions reinvested	74,356	574,185	192,471	1,281,585
Redeemed	(453,437)	(3,484,026)	(1,747,605)	(12,136,193)

Net decrease	(122,825)	$(940,173)	(1,081,606)	$(7,662,498)

Class C
Sold	5,941,986	$45,681,025	9,110,175	$60,348,550
Dividends and/or distributions reinvested	722,905	5,567,836	1,595,451	10,575,032
Redeemed	(4,157,913)	(32,304,982)	(12,598,363)	(86,860,570)

Net increase (decrease)	2,506,978	$18,943,879	(1,892,737)	$(15,936,988)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$286,349,813	$151,017,323
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
F41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2010, the Fund paid $301,918 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$2,450,294
Class C	6,587,218
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
F42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2010	$248,696	$16,314	$31,777	$45,966
Waivers and Reimbursements of Expenses. The Manager has agreed to limit the Fund’s management fee to an annual rate of 0.55% of the Fund’s daily net assets for each class of shares.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2010, the Manager reimbursed the Fund $56,072 for legal costs and fees. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest
F43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings Continued
on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2315% as of January 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2010 equal 0.39% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2315%. Details of the borrowings for the six months ended January 31, 2010 are as follows:

Average Daily Loan Balance	$44,761,413
Average Daily Interest Rate	0.301%
Fees Paid	$1,688,717
Interest Paid	$132,279
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions,
F44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend against the suits brought against the Fund and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California municipal debt funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 5, 2009 (the most recent date available before the June 2009 Board meeting) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other California municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees and total expenses are lower than its peer group median, although its contractual management fees are higher than its peer group median.
22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer California Municipal Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/08/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	03/08/2010